COVID-19 Impact	12 Months Ended
Dec. 31, 2021
COVID-19 Impact
COVID-19 Impact	(32) COVID-19 Impact The impacts from COVID-19 pandemic are detailed in the consolidated Directors’ report included in these notes to the consolidated financial statements.